Fair Value Measurements (Fair Value Options Reported) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	$ (110)	$ (46)
Corporate [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	(12)	9
CRE CDOs [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	14	64
CMBS Credit [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	0	(2)
Foreign Government Debt Securities [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	(112)	(88)
RMBS [Member] | Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	0	5
Credit-linked notes [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in fair value of assets and liabilities accounted for using the fair value option	$ 0	$ (34)